Fair Value Measurements (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value Measurements
Financial liabilities measured at fair value	$ 7,852,000
Transfers between level 1 and level 2	0
Transfers into (out of) level 3	3
Recurring | Series A warrants
Fair Value Measurements
Financial liabilities measured at fair value	1,812,000
Recurring | Series B warrants
Fair Value Measurements
Financial liabilities measured at fair value	6,040,000
Level 3
Fair Value Measurements
Financial liabilities measured at fair value	7,852,000
Level 3 | Recurring | Series A warrants
Fair Value Measurements
Financial liabilities measured at fair value	1,812,000
Level 3 | Recurring | Series B warrants
Fair Value Measurements
Financial liabilities measured at fair value	$ 6,040,000